UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22896

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Global Macro Capital Opportunities Portfolio

April 30, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 94.4%
Security	Shares	Value

China — 6.1%

AAC Technologies Holdings, Inc.	12,500	$69,390

Agricultural Bank of China, Ltd., Class H	167,000	64,699

Alibaba Group Holding, Ltd. ADR(1)	6,127	1,415,031

Alibaba Health Information Technology, Ltd.(1)	24,000	73,051

Anhui Conch Cement Co., Ltd., Class H	8,500	50,734

ANTA Sports Products, Ltd.	5,000	89,192

Autohome, Inc. ADR	480	44,510

Baidu, Inc. ADR(1)	1,001	210,540

Bank of China, Ltd., Class H	343,000	136,085

BeiGene, Ltd. ADR(1)	257	88,290

Bilibili, Inc. ADR(1)	703	77,935

BYD Co., Ltd., Class H	3,000	62,384

China Conch Venture Holdings, Ltd.	11,000	51,901

China Construction Bank Corp., Class H	348,000	274,691

China Gas Holdings, Ltd.	15,400	55,509

China Life Insurance Co., Ltd., Class H	36,000	72,977

China Mengniu Dairy Co., Ltd.	14,000	74,929

China Merchants Bank Co., Ltd., Class A	8,100	65,810

China Merchants Bank Co., Ltd., Class H	17,500	140,567

China National Building Material Co., Ltd., Class H	72,000	103,975

China Pacific Insurance Group Co., Ltd., Class H	15,600	56,149

China Petroleum & Chemical Corp., Class H	140,000	69,049

China Resources Beer Holdings Co., Ltd.	8,000	64,446

China Resources Gas Group, Ltd.	8,000	43,285

China Resources Land, Ltd.	17,777	83,233

China Shenhua Energy Co., Ltd., Class H	26,000	54,155

China Tourism Group Duty Free Corp., Ltd., Class A	1,000	47,989

China Tower Corp., Ltd., Class H(2)	346,000	49,772

China Vanke Co., Ltd., Class H	13,800	48,257

China Youzan, Ltd.(1)	132,000	42,496

CITIC Securities Co., Ltd., Class H	19,500	46,889

CITIC, Ltd.	75,000	78,770

Contemporary Amperex Technology Co., Ltd., Class A	900	54,084

Country Garden Holdings Co., Ltd.	46,000	54,684

Country Garden Services Holdings Co., Ltd.	9,000	94,283

CSPC Pharmaceutical Group, Ltd.	55,040	67,938

ENN Energy Holdings, Ltd.	4,400	75,084

Foshan Haitian Flavouring & Food Co., Ltd., Class A	1,400	36,548

GDS Holdings, Ltd. ADR(1)	590	48,952

Geely Automobile Holdings, Ltd.	27,000	70,327

Great Wall Motor Co., Ltd., Class H	17,500	43,445

Guangdong Investment, Ltd.	24,000	36,951

Haidilao International Holding, Ltd.(2)	6,000	38,824

Haier Smart Home Co., Ltd., Class H(1)	13,400	57,626

Security	Shares	Value

China (continued)

Hansoh Pharmaceutical Group Co., Ltd.(1)(2)	10,000	$43,013

Hengan International Group Co., Ltd.	6,000	38,774

Huazhu Group, Ltd. ADR(1)	1,138	67,096

Industrial & Commercial Bank of China, Ltd., Class H	240,000	155,734

Innovent Biologics, Inc.(1)(2)	6,000	65,081

iQIYI, Inc. ADR(1)	2,467	36,290

JD.com, Inc. ADR(1)	3,370	260,703

Jiangsu Hengrui Medicine Co., Ltd., Class A	2,700	34,974

KE Holdings, Inc. ADR(1)	801	41,692

Kingdee International Software Group Co., Ltd.(1)	15,000	49,397

Kingsoft Corp, Ltd.	7,000	49,389

Kweichow Moutai Co., Ltd., Class A	300	92,682

Lenovo Group, Ltd.	52,000	71,050

Li Ning Co., Ltd.	11,000	89,272

Longfor Group Holdings, Ltd.(2)	10,500	65,220

Meituan, Class B(1)(2)	12,600	482,256

NetEase, Inc. ADR	1,689	189,269

New Oriental Education & Technology Group, Inc. ADR(1)	6,670	101,784

NIO, Inc. ADR(1)	4,606	183,503

PetroChina Co., Ltd., Class H	158,000	57,159

PICC Property & Casualty Co., Ltd., Class H	58,000	56,781

Pinduoduo, Inc. ADR(1)	1,528	204,645

Ping An Healthcare and Technology Co., Ltd.(1)(2)	4,000	46,671

Ping An Insurance Group Co. of China, Ltd., Class A	4,200	46,934

Ping An Insurance Group Co. of China, Ltd., Class H	21,500	234,399

Postal Savings Bank of China Co., Ltd., Class H(2)	81,000	52,534

Shandong Weigao Group Medical Polymer Co., Ltd., Class H	20,000	44,776

Shenzhou International Group Holdings, Ltd.	4,100	90,196

Shimao Group Holdings, Ltd.	22,000	63,548

Silergy Corp.	2,000	205,561

Sino Biopharmaceutical, Ltd.	61,500	65,997

Sinopharm Group Co., Ltd., Class H	22,400	69,089

Sunac China Holdings, Ltd.	16,000	62,060

Sunny Optical Technology Group Co., Ltd.	3,600	87,272

TAL Education Group ADR(1)	1,621	92,316

Tencent Holdings, Ltd.	19,400	1,547,577

Tencent Music Entertainment Group ADR(1)	2,687	46,808

Trip.com Group, Ltd. ADR(1)	2,399	93,753

Tsingtao Brewery Co., Ltd., Class H	4,000	36,226

Vipshop Holdings, Ltd. ADR(1)	2,451	75,417

Wuliangye Yibin Co., Ltd., Class A	1,400	61,350

WuXi AppTec Co., Ltd., Class H(2)	2,300	54,190

Wuxi Biologics Cayman, Inc.(1)(2)	14,000	196,529

Xinyi Solar Holdings, Ltd.	24,000	40,028

XPeng, Inc. ADR(1)	1,145	34,247

13	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)

Yihai International Holding, Ltd.(1)	3,000	$29,181

Yum China Holdings, Inc.	1,805	113,571

Zai Lab, Ltd. ADR(1)	442	73,465

Zijin Mining Group Co., Ltd., Class H	40,000	55,886

ZTO Express Cayman, Inc. ADR	2,333	75,029

		$10,715,810

Colombia — 3.9%

Bancolombia S.A.	126,100	$938,030

Bancolombia S.A., PFC Shares	220,100	1,641,966

Cementos Argos S.A.	216,700	296,185

Corp. Financiera Colombiana S.A.(1)	43,700	372,811

Ecopetrol S.A.	2,464,000	1,450,839

Grupo Argos S.A.	141,100	398,115

Grupo de Inversiones Suramericana S.A.	112,900	576,336

Interconexion Electrica S.A.	214,300	1,220,720

		$6,895,002

Cyprus — 1.3%

Bank of Cyprus Holdings PLC(1)(3)	1,716,590	$2,130,469

Bank of Cyprus Holdings PLC(1)(3)	45,800	56,695

		$2,187,164

Egypt — 5.6%

Cairo Investment & Real Estate Development Co. SAE	430,700	$329,502

Cleopatra Hospital(1)	1,583,100	465,543

Commercial International Bank Egypt SAE	742,430	2,702,972

Credit Agricole Egypt SAE(1)	424,930	623,679

Eastern Co. SAE	860,680	648,744

Egypt Kuwait Holding Co. SAE	518,122	518,527

Egyptian Financial Group-Hermes Holding Co.(1)	518,920	467,935

ElSewedy Electric Co.	818,720	422,319

Juhayna Food Industries	961,090	337,678

Taaleem Management Services Co. SAE(1)	6,843,500	2,368,568

Talaat Moustafa Group	1,143,290	413,257

Telecom Egypt Co.	631,440	438,337

		$9,737,061

Georgia — 6.3%

Bank of Georgia Group PLC(1)	260,284	$3,673,193

Georgia Capital PLC(1)	382,077	2,970,751

TBC Bank Group PLC(1)	332,806	4,475,179

		$11,119,123

Security	Shares	Value

Greece — 7.9%

Aegean Airlines S.A.(1)	15,000	$96,164

Alpha Services and Holdings S.A.(1)	649,300	1,029,835

Athens Water Supply & Sewage Co. S.A.	20,000	204,201

Eurobank Ergasias Services and Holdings S.A.(1)	1,215,600	1,147,381

GEK Terna Holding Real Estate Construction S.A.(1)	33,800	407,968

Hellenic Exchanges—Athens Stock Exchange S.A.	26,900	132,777

Hellenic Telecommunications Organization S.A.	112,200	1,902,645

Holding Co. ADMIE IPTO S.A.	54,300	175,753

JUMBO S.A.	51,100	954,642

LAMDA Development S.A.(1)	29,024	260,946

Motor Oil (Hellas) Corinth Refineries S.A.	28,500	439,070

Mytilineos S.A.	46,900	871,368

National Bank of Greece S.A.(1)	257,100	801,051

OPAP S.A.	90,307	1,384,960

Piraeus Financial Holdings S.A.(1)	1,000,000	2,604,347

Piraeus Port Authority S.A.	3,500	86,837

Public Power Corp. S.A.(1)	48,900	556,544

Sarantis S.A.	14,700	158,505

Terna Energy S.A.	21,300	318,930

Titan Cement International S.A.	19,300	395,190

		$13,929,114

Indonesia — 3.7%

Astra International Tbk PT	1,493,100	$567,430

Bank Central Asia Tbk PT	684,200	1,514,655

Bank Mandiri Persero Tbk PT	1,367,700	582,313

Bank Negara Indonesia Persero Tbk PT	624,300	245,711

Bank Rakyat Indonesia Persero Tbk PT	3,884,000	1,086,879

Barito Pacific Tbk PT(1)	2,628,100	181,688

Charoen Pokphand Indonesia Tbk PT	607,800	296,329

Indah Kiat Pulp & Paper Tbk PT	244,400	153,575

Indofood Sukses Makmur Tbk PT	413,600	186,552

Kalbe Farma Tbk PT	1,890,500	188,430

Merdeka Copper Gold Tbk PT(1)	444,600	80,420

Semen Indonesia Persero Tbk PT	267,200	192,551

Telkom Indonesia Persero Tbk PT	3,544,600	783,160

Unilever Indonesia Tbk PT	628,500	260,874

United Tractors Tbk PT	148,500	217,343

		$6,537,910

Malaysia — 4.0%

Axiata Group Bhd	194,300	$183,463

CIMB Group Holdings Bhd	421,800	425,827

Dialog Group Bhd	276,100	204,673

Digi.com Bhd	217,700	222,608

14	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Malaysia (continued)

Genting Bhd	151,500	$183,994

Genting Malaysia Bhd	215,500	151,370

Hartalega Holdings Bhd	114,200	286,129

Hong Leong Bank Bhd	45,700	198,647

IHH Healthcare Bhd	155,500	204,101

IOI Corp. Bhd	178,800	178,450

Kuala Lumpur Kepong Bhd	31,400	168,541

Malayan Banking Bhd	256,000	514,156

Malaysia Airports Holdings Bhd	81,300	118,734

Maxis Bhd	164,700	184,891

MISC Bhd	97,000	160,401

Nestle Malaysia Bhd	5,100	168,885

Petronas Chemicals Group Bhd	159,700	319,408

Petronas Gas Bhd	55,500	213,081

PPB Group Bhd	45,000	203,137

Press Metal Aluminium Holdings Bhd	192,400	244,055

Public Bank Bhd	929,900	941,455

QL Resources Bhd	84,900	125,384

RHB Bank Bhd	118,000	149,943

Sime Darby Plantation Bhd	151,600	167,916

Supermax Corp. Bhd	113,100	166,008

Telekom Malaysia Bhd	87,600	122,032

Tenaga Nasional Bhd	150,900	366,675

Top Glove Corp. Bhd	314,400	432,752

		$7,006,716

Pakistan — 5.8%

Engro Corp., Ltd.	497,200	$958,603

Engro Fertilizers, Ltd.	1,136,500	496,233

Fauji Fertilizer Co., Ltd.	1,027,800	703,276

Habib Bank, Ltd.	1,160,500	956,452

Hub Power Co., Ltd. (The)	1,414,900	696,103

Lucky Cement, Ltd.(1)	244,400	1,328,900

Mari Petroleum Co., Ltd.	54,800	540,842

MCB Bank, Ltd.	811,800	862,136

Millat Tractors, Ltd.	70,462	471,096

Oil & Gas Development Co., Ltd.	1,264,700	747,844

Pakistan Oilfields, Ltd.	206,400	472,721

Pakistan Petroleum, Ltd.	1,100,030	579,201

Pakistan State Oil Co., Ltd.	424,700	590,483

United Bank, Ltd.	993,100	818,398

		$10,222,288

Romania — 7.1%

Banca Transilvania S.A.	8,146,170	$4,954,455

BRD-Groupe Societe Generale S.A.(1)	361,930	1,395,159

Security	Shares	Value

Romania (continued)

Digi Communications N.V.(2)	62,290	$540,864

OMV Petrom S.A.	20,017,220	2,161,169

Societatea Energetica Electrica S.A.	245,370	815,125

Societatea Nationala de Gaze Naturale ROMGAZ S.A.	203,820	1,619,951

Transelectrica S.A.	51,390	332,051

Transgaz S.A. Medias	8,340	594,609

		$12,413,383

Serbia — 0.8%

Metalac AD(1)	67,357	$1,297,806

NIS AD Novi Sad(1)	25,114	158,919

		$1,456,725

Slovenia — 1.1%

Krka dd Novo mesto	6,169	$774,981

Nova Ljubljanska Banka dd(1)(2)	11,000	725,895

Nova Ljubljanska Banka dd GDR(1)(4)	28,632	375,000

		$1,875,876

South Korea — 12.4%

AMOREPACIFIC Corp.	880	$213,316

Celltrion Healthcare Co., Ltd.(1)	1,901	191,104

Celltrion, Inc.(1)	2,213	526,788

CJ CheilJedang Corp.	289	102,580

Coway Co., Ltd.	1,764	105,705

Hana Financial Group, Inc.	7,697	315,495

Hanwha Solutions Corp.(1)	4,107	168,569

HLB, Inc.(1)	3,186	94,811

Hyundai Glovis Co., Ltd.	622	106,978

Hyundai Mobis Co., Ltd.	1,524	368,851

Hyundai Motor Co.	3,262	620,275

Kakao Corp.	6,455	657,292

KB Financial Group, Inc.	9,378	461,666

Kia Motors Corp.	5,932	411,458

Korea Electric Power Corp.	7,668	162,734

Korea Investment Holdings Co., Ltd.	1,501	150,682

Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	1,309	179,720

KT&G Corp.	3,130	231,620

LG Chem, Ltd.	989	825,605

LG Corp.	2,392	270,558

LG Display Co., Ltd.(1)	7,371	160,073

LG Electronics, Inc.	2,453	344,627

LG Household & Health Care, Ltd.	225	310,754

Lotte Chemical Corp.	548	148,768

Naver Corp.	2,703	870,425

15	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)

NCsoft Corp.	388	$288,624

POSCO	1,728	564,736

Samsung Biologics Co., Ltd.(1)(2)	424	304,733

Samsung C&T Corp.	2,099	255,437

Samsung Electro-Mechanics Co., Ltd.	1,452	232,045

Samsung Electronics Co., Ltd.	98,182	7,156,042

Samsung Electronics Co., Ltd., PFC Shares	17,786	1,167,728

Samsung Fire & Marine Insurance Co., Ltd.	944	167,708

Samsung Life Insurance Co., Ltd.	2,146	157,157

Samsung SDI Co., Ltd.	1,229	717,343

Samsung SDS Co., Ltd.	984	161,371

Shinhan Financial Group Co., Ltd.	10,767	386,917

SK Holdings Co., Ltd.	867	214,270

SK Hynix, Inc.	11,403	1,300,869

SK Innovation Co., Ltd.(1)	1,367	330,642

SK Telecom Co., Ltd.	1,017	277,004

Woori Financial Group, Inc.	17,016	163,555

		$21,846,635

Taiwan — 10.3%

Accton Technology Corp.	12,000	$135,877

Advantech Co., Ltd.	9,667	122,315

AirTAC International Group	3,000	125,209

ASE Technology Holding Co., Ltd.	61,358	256,399

Asustek Computer, Inc.	15,000	200,905

AU Optronics Corp.(1)	210,000	245,837

Catcher Technology Co., Ltd.	16,000	112,908

Cathay Financial Holding Co., Ltd.	153,087	285,788

Chailease Holding Co., Ltd.	31,200	224,829

China Steel Corp.	234,000	327,485

Chunghwa Telecom Co., Ltd.	71,000	289,419

CTBC Financial Holding Co., Ltd.	334,000	271,823

Delta Electronics, Inc.	34,680	371,524

E.Sun Financial Holding Co., Ltd.	227,278	219,023

First Financial Holding Co., Ltd.	216,590	177,143

Formosa Chemicals & Fibre Corp.	69,000	223,698

Formosa Plastics Corp.	72,000	272,185

Fubon Financial Holding Co., Ltd.	129,000	295,595

Globalwafers Co., Ltd.	5,000	153,245

Hon Hai Precision Industry Co., Ltd.	208,508	857,186

Hotai Motor Co., Ltd.	7,000	150,626

Hua Nan Financial Holdings Co., Ltd.	197,774	134,336

Largan Precision Co., Ltd.	2,000	221,256

MediaTek, Inc.	24,000	1,006,142

Mega Financial Holding Co., Ltd.	214,000	249,771

Nan Ya Plastics Corp.	97,000	304,820

Security	Shares	Value

Taiwan (continued)

Novatek Microelectronics Corp.	12,000	$264,753

Pegatron Corp.	46,000	120,458

President Chain Store Corp.	13,000	125,647

Quanta Computer, Inc.	59,000	206,500

Realtek Semiconductor Corp.	10,000	188,649

Shanghai Commercial & Savings Bank, Ltd. (The)	82,606	128,049

Shin Kong Financial Holding Co., Ltd.	8,061	2,906

Taishin Financial Holding Co., Ltd.	243,685	122,848

Taiwan Cement Corp.	105,412	196,186

Taiwan Cooperative Financial Holding Co., Ltd.	206,110	157,617

Taiwan Mobile Co., Ltd.	38,000	135,935

Taiwan Semiconductor Manufacturing Co., Ltd.	387,000	8,150,068

Uni-President Enterprises Corp.	94,960	254,346

United Microelectronics Corp.	199,000	396,907

Win Semiconductors Corp.	8,000	104,357

Yageo Corp.	7,000	134,819

Yuanta Financial Holding Co., Ltd.	208,422	193,317

		$18,118,706

United Arab Emirates — 6.9%

Abu Dhabi Commercial Bank PJSC	736,600	$1,254,598

Abu Dhabi Islamic Bank PJSC	380,400	498,641

Aldar Properties PJSC	1,008,500	961,101

Dubai Islamic Bank PJSC	470,800	569,560

Emaar Properties PJSC	1,260,100	1,272,180

Emirates NBD Bank PJSC	657,300	2,226,966

Emirates Telecommunications Group Co. PJSC	457,800	2,639,485

First Abu Dhabi Bank PJSC	706,900	2,735,827

		$12,158,358

Vietnam — 11.2%

FPT Corp.	906,725	$3,404,417

Ho Chi Minh City Development Joint Stock Commercial Bank(1)	55	65

Hoa Phat Group JSC	267,238	672,622

Imexpharm Pharmaceutical JSC	48,678	153,239

Masan Group Corp.	50	212

Military Commercial Joint Stock Bank(1)	2,295,061	3,015,267

Mobile World Investment Corp.	148,333	969,990

No Va Land Investment Group Corp.(1)	15,953	90,644

Phat Dat Real Estate Development Corp.(1)	22,700	69,129

Phu Nhuan Jewelry JSC	565,090	2,396,893

Refrigeration Electrical Engineering Corp.(1)	143,700	357,470

SSI Securities Corp.	96	135

Viet Capital Securities JSC	282,825	764,197

Vietnam Dairy Products JSC	130,989	530,047

16	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Vietnam (continued)

Vietnam Prosperity JSC Bank(1)	1,265,987	$3,192,505

Vietnam Technological & Commercial Joint Stock Bank(1)	1,608,600	3,060,910

Vingroup JSC(1)	188,841	1,069,576

		$19,747,318

Total Common Stocks (identified cost $126,768,003)		$165,967,189

Exchange-Traded Funds — 1.8%
Security	Shares	Value

Vietnam — 1.8%

VFMVN Diamond ETF(1)	3,407,100	$3,231,357

Total Exchange-Traded Funds (identified cost $2,898,509)		$3,231,357

Short-Term Investments — 1.7%

U.S. Treasury Obligations — 0.8%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 7/15/21(5)	$1,500	$1,499,973

Total U.S. Treasury Obligations (identified cost $1,499,967)		$1,499,973

Other — 0.9%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(6)	1,506,891	$1,506,891

Total Other (identified cost $1,506,891)		$1,506,891

Total Short-Term Investments (identified cost $3,006,858)		$3,006,864

Total Investments — 97.9% (identified cost $132,673,370)		$172,205,410

Other Assets, Less Liabilities — 2.1%		$3,714,247

Net Assets — 100.0%		$175,919,657

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2021, the aggregate value of these securities is $2,665,582 or 1.5% of the Portfolio’s net assets.

(3)	Securities are traded on separate exchanges for the same entity.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2021, the aggregate value of these securities is $375,000 or 0.2% of the Portfolio’s net assets.

(5)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2021.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Financials	37.0%	$65,081,633

Information Technology	16.0	28,213,528

Consumer Discretionary	9.3	16,415,085

Communication Services	6.7	11,738,885

Energy	5.9	10,288,669

Materials	5.8	10,181,995

Utilities	3.0	5,272,746

Consumer Staples	2.9	5,103,653

Health Care	2.6	4,616,872

Real Estate	2.6	4,555,527

Industrials	2.6	4,498,596

Exchange-Traded Funds	1.8	3,231,357

Short-Term Investments	1.7	3,006,864

Total Investments	97.9%	$172,205,410

17	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	5,232,766	INR	396,000,000	5/19/21	$(97,748)

					$(97,748)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	851,794	USD	1,029,964	Citibank, N.A.	5/10/21	$—	$(5,778)

EUR	3,061,224	USD	3,669,372	HSBC Bank USA, N.A.	5/10/21	11,404	—

USD	132,431	EUR	109,598	Bank of America, N.A.	5/10/21	652	—

USD	6,180	EUR	5,156	HSBC Bank USA, N.A.	5/10/21	—	(19)

USD	230,011	EUR	191,890	HSBC Bank USA, N.A.	5/10/21	—	(715)

USD	180,820	EUR	151,127	HSBC Bank USA, N.A.	5/10/21	—	(893)

USD	295,155	EUR	246,687	HSBC Bank USA, N.A.	5/10/21	—	(1,458)

USD	857,254	EUR	716,135	HSBC Bank USA, N.A.	5/10/21	—	(3,818)

USD	798,601	EUR	671,550	UBS AG	5/10/21	—	(8,862)

USD	1,501,338	EUR	1,262,488	UBS AG	5/10/21	—	(16,661)

USD	2,488,806	EUR	2,092,858	UBS AG	5/10/21	—	(27,619)

USD	4,980,594	EUR	4,188,224	UBS AG	5/10/21	—	(55,271)

USD	5,115,137	EUR	4,301,362	UBS AG	5/10/21	—	(56,764)

USD	9,500,051	EUR	7,988,674	UBS AG	5/10/21	—	(105,425)

USD	1,893,379	AED	6,964,414	Standard Chartered Bank	5/31/22	—	(2,048)

USD	1,579,913	AED	5,817,160	Standard Chartered Bank	7/7/22	—	(3,028)

USD	2,855,790	AED	10,547,575	Standard Chartered Bank	7/7/22	—	(14,370)

USD	4,456,726	AED	16,370,000	Standard Chartered Bank	4/19/23	7,648	—

						$19,704	$(302,729)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

MSCI Emerging Markets Index	143	Long	6/18/21	$9,556,690	$56,957

SGX CNX Nifty Index	(182)	Short	5/27/21	(5,316,338)	18,201

					$75,158

18	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Abbreviations:

ADR	–	American Depositary Receipt

GDR	–	Global Depositary Receipt

PFC Shares	–	Preference Shares

Currency Abbreviations:

AED	–	United Arab Emirates Dirham

EUR	–	Euro

INR	–	Indian Rupee

USD	–	United States Dollar

19	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2021

Unaffiliated investments, at value (identified cost, $131,166,479)	$170,698,519

Affiliated investment, at value (identified cost, $1,506,891)	1,506,891

Cash	959,677

Deposits for derivatives collateral —

Financial futures contracts	894,179

Centrally cleared derivatives	303,084

Foreign currency, at value (identified cost, $2,057,324)	2,055,764

Dividends receivable	313,520

Dividends receivable from affiliated investment	565

Receivable for open forward foreign currency exchange contracts	19,704

Tax reclaims receivable	13,963

Other assets	12,811

Total assets	$176,778,677

Liabilities

Payable for investments purchased	$66,673

Payable for variation margin on open financial futures contracts	51,859

Payable for variation margin on open centrally cleared derivatives	1,058

Payable for open forward foreign currency exchange contracts	302,729

Payable to affiliates:

Investment adviser fee	143,444

Trustees’ fees	801

Accrued expenses	292,456

Total liabilities	$859,020

Net Assets applicable to investors’ interest in Portfolio	$175,919,657

20	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2021

Dividends (net of foreign taxes, $236,476)	$1,546,903

Dividends from affiliated investment	6,859

Interest	2,222

Total investment income	$1,555,984

Expenses

Investment adviser fee	$846,330

Trustees’ fees and expenses	4,829

Custodian fee	149,024

Legal and accounting services	26,879

Miscellaneous	9,329

Total expenses	$1,036,391

Net investment income	$519,593

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $125,256)	$15,410,351

Financial futures contracts	1,888,979

Swap contracts	1,526,840

Foreign currency transactions	(240,670)

Forward foreign currency exchange contracts	(106,672)

Net realized gain	$18,478,828

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $96,231)	$23,353,165

Financial futures contracts	191,973

Swap contracts	(301,405)

Foreign currency	3,520

Forward foreign currency exchange contracts	(509,713)

Net change in unrealized appreciation (depreciation)	$22,737,540

Net realized and unrealized gain	$41,216,368

Net increase in net assets from operations	$41,735,961

21	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

From operations —

Net investment income	$519,593	$1,310,906

Net realized gain (loss)	18,478,828	(11,037,521)

Net change in unrealized appreciation (depreciation)	22,737,540	543,159

Net increase (decrease) in net assets from operations	$41,735,961	$(9,183,456)

Capital transactions —

Contributions	$4,473,748	$20,177,377

Withdrawals	(15,984,133)	(44,633,383)

Net decrease in net assets from capital transactions	$(11,510,385)	$(24,456,006)

Net increase (decrease) in net assets	$30,225,576	$(33,639,462)

Net Assets

At beginning of period	$145,694,081	$179,333,543

At end of period	$175,919,657	$145,694,081

22	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2021

Financial Highlights

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2020	2019		2018	2017	2016

Ratios (as a percentage of average daily net assets):

Expenses	1.22	%(1)	1.28%	1.29	%(2)	1.25%	1.29%	1.30%

Net investment income	0.61	%(1)	0.84%	1.29%		0.97%	1.10%	0.92%

Portfolio Turnover	44	%(3)	44%	43%		39%	32%	40%

Total Return	29.08	%(3)	(2.84)%	7.44%		(11.06)%	24.59%	5.75%

Net assets, end of period (000’s omitted)	$175,920		$145,694	$179,334		$162,169	$164,303	$124,168

(1)	Annualized.

(2)	Includes interest expense of 0.01% of average daily net assets for the year ended October 31, 2019.

(3)	Not annualized.

23	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2021, Eaton Vance Emerging and Frontier Countries Equity Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

24

Global Macro Capital Opportunities Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2021, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

J  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

25

Global Macro Capital Opportunities Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

K  Interim Financial Statements — The interim financial statements relating to April 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Portfolio entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Portfolio’s investment advisory agreement with BMR in effect prior to March 1, 2021), the investment adviser fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, 0.95% from $500 million but less than $1 billion, 0.925% from $1 billion but less than $2.5 billion, 0.90% from $2.5 billion but less than $5 billion and 0.88% on average daily net assets of $5 billion and over, and is payable monthly. For the six months ended April 30, 2021, the Portfolio’s investment adviser fee amounted to $846,330 or 1.00% (annualized) of the Portfolio’s average daily net assets. The Portfolio may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

During the six months ended April 30, 2021, BMR reimbursed the Portfolio $12,811 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of less than 0.01%.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $68,668,352 and $65,026,014, respectively, for the six months ended April 30, 2021.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$133,041,783

Gross unrealized appreciation	$43,896,358

Gross unrealized depreciation	(5,038,346)

Net unrealized appreciation	$38,858,012

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2021 is included in the Portfolio of Investments. At April 30, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

26

Global Macro Capital Opportunities Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2021, the fair value of derivatives with credit-related contingent features in a net liability position was $302,729. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $399,993 at April 30, 2021.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2021 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Equity Price		Foreign Exchange	Total

Not applicable	$75,158	*	$—	$75,158

Receivable for open forward foreign currency exchange contracts	—		19,704	19,704

Total Asset Derivatives	$75,158		$19,704	$94,862

Derivatives not subject to master netting or similar agreements	$75,158		$—	$75,158

Total Asset Derivatives subject to master netting or similar agreements	$—		$19,704	$19,704

Not applicable	$—		$(97,748)*	$(97,748)

Payable for open forward foreign currency exchange contracts	—		(302,729)	(302,729)

Total Liability Derivatives	$—		$(400,477)	$(400,477)

Derivatives not subject to master netting or similar agreements	$—		$(97,748)	$(97,748)

Total Liability Derivatives subject to master netting or similar agreements	$—		$(302,729)	$(302,729)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.

27

Global Macro Capital Opportunities Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2021.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$652	$—	$—	$—	$652

HSBC Bank USA, N.A.	11,404	(6,903)	—	—	4,501

Standard Chartered Bank	7,648	(7,648)	—	—	—

	$19,704	$(14,551)	$—	$—	$5,153

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Citibank, N.A.	$(5,778)	$—	$—	$—	$(5,778)

HSBC Bank USA, N.A.	(6,903)	6,903	—	—	—

Standard Chartered Bank	(19,446)	7,648	—	—	(11,798)

UBS AG	(270,602)	—	270,602	—	—

	$(302,729)	$14,551	$270,602	$—	$(17,576)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2021 was as follows:

Statement of Operations Caption	Equity Price	Foreign Exchange	Total

Net realized gain (loss) —

Financial futures contracts	$1,888,979	$—	$1,888,979

Swap contracts	1,526,840	—	1,526,840

Forward foreign currency exchange contracts	—	(106,672)	(106,672)

Total	$3,415,819	$(106,672)	$3,309,147

Change in unrealized appreciation (depreciation) —

Financial futures contracts	$191,973	$—	$191,973

Swap contracts	(301,405)	—	(301,405)

Forward foreign currency exchange contracts	—	(509,713)	(509,713)

Total	$(109,432)	$(509,713)	$(619,145)

28

Global Macro Capital Opportunities Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2021, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts

$8,100,000	$762,000	$33,400,000	$9,020,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2021.

7  Investments in Affiliated Funds

At April 30, 2021, the value of the Portfolio’s investment in affiliated funds was $1,506,891, which represents 0.9% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$15,684,838	$58,436,253	$(72,614,200)	$—	$—	$1,506,891	$6,859	1,506,891

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

29

Global Macro Capital Opportunities Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

At April 30, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks

Asia/Pacific	$3,574,846	$90,620,537	$—	$94,195,383

Emerging Europe	—	42,981,385	—	42,981,385

Latin America	6,895,002	—	—	6,895,002

Middle East/Africa	2,368,568	19,526,851	—	21,895,419

Total Common Stocks	$12,838,416	$153,128,773 *	$—	$165,967,189

Exchange-Traded Funds	$—	$3,231,357	$—	$3,231,357

Short-Term Investments —

U.S. Treasury Obligations	—	1,499,973	—	1,499,973

Other	—	1,506,891	—	1,506,891

Total Investments	$12,838,416	$159,366,994	$—	$172,205,410

Forward Foreign Currency Exchange Contracts	$—	$19,704	$—	$19,704

Futures Contracts	56,957	18,201	—	75,158

Total	$12,895,373	$159,404,899	$—	$172,300,272

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(400,477)	$—	$(400,477)

Total	$—	$(400,477)	$—	$(400,477)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Frontier markets are among the smallest and least mature investment markets. Frontier market countries may have greater political or economic instability and may also be subject to trade barriers, adjustments in currency values and developing or changing securities laws and other regulations. Investments in frontier market countries generally are less liquid and subject to greater price volatility than investments in developed markets or emerging markets.

30

Global Macro Capital Opportunities Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

31

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance Emerging and Frontier Countries Equity Fund (the “Fund”) held a Joint Special Meeting of Shareholders on February 18, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Eaton Vance Management to serve as the Fund’s investment adviser (“Proposal 1”); and (2) to provide voting instructions to the Fund, which invests pursuant to a master-feeder arrangement, with respect to the approval of a new investment advisory agreement with Boston Management and Research to serve as investment adviser to Global Macro Capital Opportunities Portfolio (“Proposal 2”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	13,869,002.282	9,932.785	17,460.243	0

Proposal 2	13,863,996.977	11,632.467	20,765.868	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

Interestholder Meeting

Global Macro Capital Opportunities Portfolio (the “Portfolio”) held a Joint Special Meeting of Interestholders on February 19, 2021 in order to approve a new investment advisory agreement with Boston Management and Research to serve as the Portfolio’s investment adviser (the “Proposal”). The interestholder meeting results are as follows:

For	Against	Abstain(1)

99.767%	0.084%	0.149%

Results may not total 100% due to rounding.

(1)	Abstentions were treated as interests that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

32

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2021

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

Even though the following description of the Board’s (as defined below) consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Eaton Vance Emerging and Frontier Countries Equity Fund and Global Macro Capital Opportunities Portfolio.

Fund	Investment Adviser	Investment Sub-Adviser

Eaton Vance Emerging and Frontier Countries Equity Fund	Eaton Vance Management	None

Global Macro Capital Opportunities Portfolio	Boston Management and Research	None

At a meeting held on November 24, 2020 (the “November Meeting”), the Board of each Eaton Vance open-end Fund and portfolios in which each such Fund invests, as applicable (each, a “Fund” and, collectively, the “Funds”), including a majority of the Board members (the “Independent Trustees”) who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds, Eaton Vance Management (“EVM”) or Boston Management and Research (“BMR” and, together with EVM, the “Advisers”), voted to approve a new investment advisory agreement between each Fund and either EVM or BMR (the “New Investment Advisory Agreements”) and, for certain Funds, a new investment sub-advisory agreement between an Adviser and the applicable Sub-Adviser (the “New Investment Sub-Advisory Agreements”1 and, together with the New Investment Advisory Agreements, the “New Agreements”), each of which is intended to go into effect upon the completion of the Transaction (as defined below), as more fully described below. In voting its approval of the New Agreements at the November Meeting, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

In voting its approval of the New Agreements, the Board of each Fund relied upon the recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to and during meetings leading up to the November Meeting, the Contract Review Committee reviewed and discussed information furnished by the Advisers, the Sub-Advisers, and Morgan Stanley, as requested by the Independent Trustees, that the Contract Review Committee considered reasonably necessary to evaluate the terms of the New Agreements and to form its recommendation. Such information included, among other things, the terms and anticipated impacts of Morgan Stanley’s pending acquisition of Eaton Vance Corp. (the “Transaction”) on the Funds and their shareholders. In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board and its Contract Review Committee also considered information furnished for prior meetings of the Board and its committees, including information provided in connection with the annual contract review process for the Funds, which most recently culminated in April 2020 (the “2020 Annual Approval Process”).

The Board of each Fund, including the Independent Trustees, concluded that the applicable New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement, including the fees payable thereunder, was fair and reasonable, and it voted to approve the New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement and to recommend that shareholders do so as well.

Shortly after the announcement of the Transaction, the Board, including all of the Independent Trustees, met with senior representatives from the Advisers and Morgan Stanley at its meeting held on October 13, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders. As part of the Board’s evaluation process, counsel to the Independent Trustees, on behalf of the Contract Review Committee, requested additional information to assist the Independent Trustees in their evaluation of the New Agreements and the implications of the Transaction, as well as other contractual arrangements that may be affected by the Transaction. The Contract Review Committee considered information furnished by the Advisers and Morgan Stanley, their respective affiliates, and, as applicable, the Sub-Advisers during meetings on November 5, 2020, November 10, 2020, November 13, 2020, November 17, 2020 and November 24, 2020.

During its meetings on November 10, 2020 and November 17, 2020, the Contract Review Committee further discussed the approval of the New Agreements with senior representatives of the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley. The representatives from the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley each made presentations to, and responded to questions from, the Independent Trustees. The Contract Review Committee considered the Advisers’, the Affiliated Sub-Advisers’ and Morgan Stanley’s responses related to the Transaction and specifically to the Funds,

[1]

With respect to certain of the Funds, the applicable Adviser is currently a party to a sub-advisory agreement (collectively, the “Current Sub-Advisory Agreements”) with Atlanta Capital Management Company, LLC (“Atlanta Capital”), BMO Global Asset Management (Asia) Limited, Eaton Vance Advisers International Ltd. (“EVAIL”), Goldman Sachs Asset Management, L.P., Hexavest Inc. (“Hexavest”), Parametric Portfolio Associates LLC (“Parametric”) or Richard Bernstein Advisors LLC (collectively, the “Sub-Advisers” and, with respect to Atlanta Capital, EVAIL, Hexavest and Parametric, each an affiliate of the Advisers, the “Affiliated Sub-Advisers”). Accordingly, references to the “Sub-Advisers,” the “Affiliated Sub-Advisers” or the “New Sub-Advisory Agreements” are not applicable to all Funds.

33

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

as well as information received in connection with the 2020 Annual Approval Process, with respect to its evaluation of the New Agreements. Among other information, the Board considered:

Information about the Transaction and its Terms

•

Information about the material terms and conditions, and expected impacts, of the Transaction that relate to the Funds, including the expected impacts on the businesses conducted by the Advisers, the Affiliated Sub-Advisers and Eaton Vance Distributors, Inc., as the distributor of Fund shares;

•	Information about the advantages of the Transaction as they relate to the Funds and their shareholders;

•	A commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction;

•

A commitment that, for a period of three years after the Closing, at least 75% of each Fund’s Board members must not be “interested persons” (as defined in the 1940 Act) of the investment adviser (or predecessor investment adviser, if applicable) pursuant to Section 15(f)(1)(A) of the 1940 Act;

•

A commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction;

•

Information with respect to personnel and/or other resources of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as a result of the Transaction, as well as any expected changes to compensation, including any retention-based compensation intended to incentivize key personnel at the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	Information regarding any changes that are expected with respect to the Funds’ slate of officers as a result of the Transaction;

Information about Morgan Stanley

•	Information about Morgan Stanley’s overall business, including information about the advisory, brokerage and related businesses that Morgan Stanley operates;

•	Information about Morgan Stanley’s financial condition, including its access to capital and other resources required to support the investment advisory businesses related to the Funds;

•

Information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy, and any changes that Morgan Stanley contemplates implementing to the Funds in the short- or long-term following the closing of the Transaction (the “Closing”);

•

Information regarding risk management functions at Morgan Stanley and its affiliates, including how existing risk management protocols and procedures may impact the Funds and/or the businesses of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as they relate to the Funds;

•

Information on the anticipated benefits of the Transaction to the Funds with respect to potential additional distribution capabilities and the ability to access new markets and customer segments through Morgan Stanley’s distribution network, including, in particular, its institutional client base;

•

Information regarding the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;

Information about the New Agreements for Funds

•	A representation that, after the Closing, all of the Funds will continue to be advised by their current Adviser and Sub-Adviser, as applicable;

•

Information regarding the terms of the New Agreements, including certain changes as compared to the current investment advisory agreement between each Fund and its Adviser (collectively, the “Current Advisory Agreements”) and, as applicable, the current investment sub-advisory agreement between a Fund and a Sub-Adviser (together with the Current Advisory Agreements, the “Current Agreements”);

•	Information confirming that the fee rates payable under the New Agreements are not changed as compared to the Current Agreements;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about Fund Performance, Fees and Expenses

•

A report from an independent data provider comparing the investment performance of each Fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods as of the 2020 Annual Approval Process, as well as performance information as of a more recent date;

•

A report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds as of the 2020 Annual Approval Process, as well as fee and expense information as of a more recent date;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the Advisers in consultation with the Portfolio Management Committee of the Board as of the 2020 Annual Approval Process, as well as corresponding performance information as of a more recent date;

•

Comparative information concerning the fees charged and services provided by the Adviser and the Sub-Adviser to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such Fund(s), if any;

•

Profitability analyses of the Advisers and the Affiliated Sub-Advisers, as applicable, with respect to each of the Funds as of the 2020 Annual Approval Process, as well as information regarding the impact of the Transaction on profitability;

34

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

Information about Portfolio Management and Trading

•	Descriptions of the investment management services currently provided and expected to be provided to each Fund after the Transaction, as well as each of the Funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of Fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about any changes to the policies and practices of the Advisers and, as applicable, each Fund’s Sub-Adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information regarding the impact on trading and access to capital markets associated with the Funds’ affiliations with Morgan Stanley and its affiliates, including potential restrictions with respect to the Funds’ ability to execute portfolio transactions with Morgan Stanley and its affiliates;

Information about the Advisers and the Sub-Advisers

•

Information about the financial results and condition of the Advisers and the Affiliated Sub-Advisers since the culmination of the 2020 Annual Approval Process and any material changes in financial condition that are reasonably expected to occur before and after the Closing;

•

Information regarding contemplated changes to the individual investment professionals whose responsibilities include portfolio management and investment research for the Funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable, post-Closing;

•	The Code of Ethics of the Advisers and their affiliates, including the Affiliated Sub-Advisers, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Advisers and their affiliates, including the Affiliated Sub-Advisers, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	A description of the Advisers’ oversight of the Sub-Advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Advisers and their affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by EVM and/or administrator to each of the Funds;

•	Confirmation that the Advisers intend to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies;

•	Information regarding Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;

•	Confirmation that the Advisers’ current senior management teams have indicated their strong support of the Transaction; and

•

Information regarding the fact that Morgan Stanley and Eaton Vance Corp. will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered.

As indicated above, the Board and its Contract Review Committee also considered information received at its regularly scheduled meetings throughout the year, which included information from portfolio managers and other investment professionals of the Advisers and the Sub-Advisers regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the Funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the Funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the Funds, and received and participated in reports and presentations provided by the Advisers and their affiliates, including the Affiliated Sub-Advisers, with respect to such matters.

The Contract Review Committee was advised throughout the evaluation process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating the New Agreements and the weight to be given to each such factor. The conclusions reached with respect to the New Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Independent Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services currently provided to each Fund by the Advisers and, as applicable, the Sub-Advisers under the Current Agreements. In evaluating the nature, extent and quality of services to be provided by

35

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

the Advisers and the Sub-Advisers under the New Agreements, the Board considered, among other information, the expected impact, if any, of the

Transaction on the operations, facilities, organization and personnel of the Advisers and the Sub-Advisers, and that Morgan Stanley and the Advisers have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers, as applicable, to the Funds and their shareholders, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction.

The Board also considered the financial resources of Morgan Stanley and the Advisers and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Funds of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility. In this regard, the Board considered information provided by Morgan Stanley regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition, as well as information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy and any changes that Morgan Stanley contemplates in the short- or long-term following the Closing. The Board also noted Morgan Stanley’s and the Advisers’ commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers, and existing Morgan Stanley affiliates and their respective personnel.

The Board considered the Advisers’ and the Sub-Advisers’ management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. In particular, the Board considered the abilities and experience of the Advisers’ and, as applicable, the Sub-Advisers’ investment professionals in implementing each Fund’s investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Advisers and other factors, including the reputation and resources of the Advisers to recruit and retain highly qualified research, advisory and supervisory investment professionals. With respect to the recruitment and retention of key personnel, the Board noted information from Morgan Stanley and the Advisers regarding the benefits of joining Morgan Stanley. In addition, the Board considered the time and attention devoted to the Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. With respect to the foregoing, the Board also considered information from the Advisers and Morgan Stanley regarding the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers or their affiliates may be subject in managing the Funds and in connection with the Transaction.

The Board considered the compliance programs of the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Advisers and their affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board also considered certain information relating to the compliance record of Morgan Stanley and its affiliates, including information requests in recent years from regulatory authorities. With respect to the foregoing, including the compliance programs of the Advisers and the Sub-Advisers, the Board noted information regarding the impacts of the Transaction, as well as the Advisers’ and Morgan Stanley’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers and existing Morgan Stanley affiliates and their respective personnel.

The Board considered other administrative services provided and to be provided or overseen by the Advisers and their affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. The Board noted information that the Transaction was not expected to have any material impact on such matters in the near-term.

In evaluating the nature, extent and quality of the services to be provided under the New Agreements, the Board also considered investment performance information provided for each Fund in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. In this regard, the Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and, for certain Funds, a custom peer group of similarly managed funds. The Board also considered, where applicable, Fund-specific performance explanations based on criteria established by the Board in connection with the 2020 Annual Approval Process and, where applicable, performance explanations as of a more recent date. In addition to the foregoing information, it was also noted that the Board has received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against applicable benchmark indices and peer groups. In addition, the Board considered each Fund’s performance in light of overall financial market conditions. Where a Fund’s relative underperformance to its peers was significant during one or more specified periods, the Board noted the explanation from the applicable Adviser concerning the Fund’s relative performance versus its peer group.

After consideration of the foregoing factors, among others, and based on their review of the materials provided and the assurances received from, and recommendations of, the Advisers and Morgan Stanley, the Board determined that the Transaction was not expected to adversely affect the nature, extent and quality of services provided to the Funds by the Advisers and their affiliates, including the Affiliated Sub-Advisers, and that the Transaction was not expected to have an adverse effect on the ability of the Advisers and their affiliates, including the Affiliated Sub-Advisers, to provide those services. The Board concluded that the nature, extent and quality of services expected to be provided by the Advisers and the Sub-Advisers, taken as a whole, are appropriate and expected to be consistent with the terms of the New Agreements.

36

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”) in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. As part of its review, the Board considered each Fund’s management fees and total expense ratio over various periods, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors, and, where applicable, certain Fund-specific factors, that had an impact on a Fund’s total expense ratio relative to comparable funds, as identified by the Advisers in response to inquiries from the Contract Review Committee. The Board considered that the New Agreements do not change a Fund’s management fee rate or the computation method for calculating such fees, including any separately executed permanent contractual management fee reduction currently in place for the Fund.

The Board also received and considered, where applicable, information about the services offered and the fee rates charged by the Advisers and the Sub-Advisers to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as a Fund. In this regard, the Board received information about the differences in the nature and scope of services the Advisers and the Sub-Advisers, as applicable, provide to the Funds as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Advisers and such Sub-Advisers as between each Fund and other types of accounts.

After considering the foregoing information, and in light of the nature, extent and quality of the services expected to be provided by the Advisers and the Sub-Advisers, the Board concluded that the management fees charged for advisory and related services are reasonable with respect to its approval of the New Agreements.

Profitability and “Fall-Out” Benefits

During the 2020 Annual Approval Process, the Board considered the level of profits realized by the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers, in providing investment advisory and administrative services to the Funds and to all Eaton Vance funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Advisers and their affiliates to third parties in respect of distribution or other services. In light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Advisers and their affiliates, including the Sub-Advisers, were not deemed to be excessive by the Board.

The Board noted that Morgan Stanley and the Advisers are expected to realize, over time, cost savings from the Transaction based on eliminating duplicate corporate overhead expenses. The Board considered, however, information from the Advisers and Morgan Stanley that such cost savings are not expected to be realized immediately upon the Closing and that, accordingly, there are currently no specific expected changes in the levels of profitability associated with the advisory and other services provided to the Funds that are contemplated as a result of the Transaction. The Board noted that it will continue to receive information regarding profitability during its annual contract review processes, including the extent to which cost savings and/or other efficiencies result in changes to profitability levels.

The Board also considered direct or indirect fall-out benefits received by the Advisers and their affiliates, including the Affiliated Sub-Advisers, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Advisers and their affiliates as a result of securities transactions effected for the Funds and other investment advisory clients. In evaluating the fall-out benefits to be received by the Advisers and their affiliates under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits currently realized by the Advisers and their affiliates in connection with services provided pursuant to the Current Advisory Agreements.

The Board of each Fund considered that Morgan Stanley may derive reputational and other benefits from its ability to use the names of the Advisers and their affiliates in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Morgan Stanley’s assets under management and expand Morgan Stanley’s investment capabilities.

Economies of Scale

The Board also considered the extent to which the Advisers and their affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific Fund or group of funds. As part of the 2020 Annual Approval Process, the Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Advisers and their affiliates may have been affected by such increases or decreases.

The Board noted that Morgan Stanley and the Advisers are expected to benefit from possible growth of the Funds resulting from enhanced distribution capabilities, including with respect to the Funds’ potential access to Morgan Stanley’s institutional client base. Based upon the foregoing, the Board concluded that the Funds currently share in the benefits from economies of scale, if any, when they are realized by the Advisers, and that the Transaction is not expected to impede a Fund from continuing to benefit from any future economies of scale realized by its Adviser.

37

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

Conclusion

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described above, the Contract Review Committee recommended to the Board approval of the New Agreements. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, unanimously voted to approve the New Agreements for the Funds and recommended that shareholders approve the New Agreements.

38

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2021

Officers and Trustees

Officers of Eaton Vance Emerging and Frontier Countries Equity Fund

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Global Macro Capital Opportunities Portfolio

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Emerging and Frontier Countries Equity Fund and Global Macro Capital Opportunities Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

39

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

40

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

41

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

42

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Global Macro Capital Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging and Frontier Countries Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

18473    4.30.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 24, 2021

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2021